Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and other intangible assets
Schedule of Finite-Lived Intangible Assets by Major Class

	Yen in millions
	March 31
	2014			2015
	Gross carrying amounts	Accumulated amortization	Carrying amounts	Gross carrying amounts	Accumulated amortization	Carrying amounts
Proprietary technology	¥12,968	¥2,552	¥10,416	¥12,465	¥3,467	¥8,998
Customer relationships	50,138	9,626	40,512	55,219	13,919	41,300
Software	18,001	8,624	9,377	21,659	10,979	10,680
Other	6,988	3,345	3,643	7,608	3,734	3,874

Total	¥88,095	¥24,147	¥63,948	¥96,951	¥32,099	¥64,852

Schedule of Expected Amortization Expense
Years ending March 31,	Yen in millions
2016	¥7,997
2017	7,292
2018	6,565
2019	5,949
2020	4,985

Goodwill Allocated to Operating Segment

	Yen in millions
	Balance as of April 1, 2013	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2014
Goodwill:
Nidec Electronics (Thailand)	¥6,994	¥—	¥—	¥651	¥7,645
Nidec (Zhejiang)	1,044	—	—	98	1,142
Nidec Sankyo	27,312	1,266	—	107	28,685
Nidec Copal	16,462	—	—	—	16,462
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	55,008	—	—	8,070	63,078
Nidec Motors & Actuators	7,423	7,957	—	933	16,313
All Others	9,922	—	—	511	10,433

	¥132,775	¥9,223	¥—	¥10,370	¥152,368

	Yen in millions
	Balance as of April 1, 2014	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2015
Goodwill:
Nidec Electronics (Thailand)	¥7,645	¥—	¥—	¥1,303	¥8,948
Nidec (Zhejiang)	1,142	—	—	191	1,333
Nidec Sankyo	28,685	—	—	109	28,794
Nidec Copal	16,462	—	—	—	16,462
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	63,078	—	—	3,675	66,753
Nidec Motors & Actuators	16,313	13,790	—	401	30,504
All Others	10,433	—	—	593	11,026

	¥152,368	¥13,790	¥—	¥6,272	¥172,430